September 12, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aston Funds
File Nos. 033-68666 and 811-08004

To the Commission:

On behalf of Aston Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, accompanying this letter for filing are exhibits containing an XBRL interactive data file relating to the supplement filed with the Securities and Exchange Commission on August 26, 2016 under Rule 497(e) (SEC Accession No. 0001193125-16-693807), to the Prospectus dated February 29, 2016 for the ASTON/Anchor Capital Enhanced Equity Fund, ASTON/Cornerstone Large Cap Value Fund, ASTON/DoubleLine Core Plus Fixed Income Fund, ASTON/Fairpointe Mid Cap Fund, ASTON/Fairpointe Focused Equity Fund, ASTON/Guardian Capital Global Dividend Fund, ASTON/Herndon Large Cap Value Fund, ASTON/Lake Partners LASSO Alternatives Fund, ASTON/LMCG Small Cap Growth Fund, ASTON/Montag & Caldwell Balanced Fund, ASTON/Montag & Caldwell Growth Fund, ASTON/Montag & Caldwell Mid Cap Growth Fund, ASTON/Pictet International Fund, ASTON/River Road Dividend All Cap Value Fund, ASTON/River Road Dividend All Cap Value Fund II, ASTON/River Road Long-Short Fund, ASTON/River Road Select Value Fund, ASTON/River Road Small Cap Value Fund and ASTON/Silvercrest Small Cap Fund, as supplemented July 28, 2016; the Prospectus dated February 29, 2016 for the ASTON Small Cap Fund, as supplemented May 6, 2016, July 28, 2016 and August 25, 2016; the Prospectus dated December 15, 2015 for the ASTON/Value Partners Asia Dividend Fund, as supplemented March 2, 2016 and July 28, 2016; and the Prospectus dated October 30, 2015 for the ASTON/River Road Focused Absolute Value Fund, as supplemented March 2, 2016 and July 28, 2016.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3 (g) of Form N-1A, and Rule 497(e).

If you have any questions concerning this filing, please call me at (203) 299-3544.

Very truly yours,

/s/Mark J. Duggan
Mark J. Duggan, Secretary